Becker Value Equity Fund
SCHEDULE OF INVESTMENTS at July 31, 2022 (Unaudited)
Shares		Value
COMMON STOCKS: 98.0%
Communication Services: 4.8%
13,100	Alphabet, Inc. - Class A [1]	$1,523,792
6,320	Meta Platforms, Inc. - Class A [1]	1,005,512
11,785	The Walt Disney Co. [1]	1,250,389
105,233	Warner Bros Discovery, Inc. [1]	1,578,495
		5,358,188
Consumer Discretionary: 4.6%
1,540	AutoZone, Inc. [1]	3,291,581
3,915	The Home Depot, Inc.	1,178,180
7,745	Starbucks Corp.	656,621
		5,126,382
Consumer Staples: 7.5%
23,405	Lamb Weston Holdings, Inc.	1,864,442
15,310	The Procter & Gamble Co.	2,126,712
17,245	Tyson Foods, Inc. - Class A	1,517,733
13,240	Unilever Plc - ADR	644,258
16,080	Walmart, Inc.	2,123,364
		8,276,509
Energy: 7.1%
71,287	Baker Hughes a GE Co.	1,831,363
10,867	Chevron Corp.	1,779,797
83,720	Kinder Morgan, Inc.	1,506,123
50,345	Shell PLC - ADR	2,687,416
		7,804,699
Financials: 19.0%
79,665	Bank of America Corp.	2,693,474
8,545	Berkshire Hathaway, Inc. - Class B [1]	2,568,627
4,230	BlackRock, Inc.	2,830,631
47,165	The Charles Schwab Corp.	3,256,743
9,630	Chubb Ltd.	1,816,603
12,470	First Republic Bank	2,028,994
10,090	The Goldman Sachs Group, Inc.	3,363,905
21,775	JPMorgan Chase & Co.	2,511,964
		21,070,941
Health Care: 17.6%
28,500	Gilead Sciences, Inc.	1,702,875
13,890	Johnson & Johnson	2,424,083
100,300	Koninklijke Philips NV	2,080,222
7,280	McKesson Corp.	2,486,702
29,780	Medtronic PLC	2,755,246
21,645	Merck & Co., Inc.	1,933,764
39,405	Pfizer, Inc.	1,990,347
19,600	Quest Diagnostics, Inc.	2,676,772
30,360	Sanofi - ADR	1,508,892
		19,558,903
Industrials: 11.8%
39,080	Alaska Air Group, Inc. [1]	1,732,417
40,015	Carrier Global Corp.	1,621,808
7,360	Caterpillar, Inc.	1,459,120
11,535	Eaton Corp PLC	1,711,679
236,869	Embraer SA - ADR [1]	2,160,245
10,090	General Dynamics Corp.	2,287,100
22,361	Raytheon Technologies Corp.	2,084,269
		13,056,638
Information Technology: 15.1%
18,860	Apple, Inc.	3,064,939
38,875	Blackbaud, Inc. [1]	2,383,815
55,910	Cisco Systems, Inc.	2,536,637
12,850	Microsoft Corp.	3,607,509
18,465	PayPal Holdings, Inc. [1]	1,597,776
14,790	QUALCOMM, Inc.	2,145,437
15,210	SAP SE - ADR	1,417,724
		16,753,837
Materials: 3.6%
8,750	Air Products and Chemicals, Inc.	2,172,013
24,760	International Paper Co.	1,058,985
17,105	Newmont Goldcorp Corp.	774,514
		4,005,512
Real Estate: 3.6%
25,485	Realty Income Corp. - REIT	1,885,635
39,840	Ventas, Inc. - REIT	2,142,595
		4,028,230
Utilities: 3.3%
53,250	FirstEnergy Corp.	2,188,575
18,880	The Southern Co.	1,451,683
		3,640,258
TOTAL COMMON STOCKS
(Cost $84,853,076)		108,680,097
SHORT-TERM INVESTMENTS: 3.4%
3,721,401	First American Government Obligations Fund - Class X, 1.696% [2]	3,721,401
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,721,401)		3,721,401
TOTAL INVESTMENTS IN SECURITIES: 101.4%
(Cost $88,574,477)		112,401,498
Liabilities in Excess of Other Assets: (1.4)%		(1,511,517)
TOTAL NET ASSETS: 100.0%		$110,889,981

ADR -	American Depository Receipt
REIT -	Real Estate Investment Trust
[1]	Non-income producing security
[2]	Annualized seven-day effective yield as of July 31,2022.
The Global Industry Classification Standard (“GICS®”) sector and industry classifications were developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by Becker Value Equity Fund (the “Fund”).

Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2022:

	Level 1	Level 2	Level 3	Total

Common Stocks [1]	$108,680,097	$-	$-	$108,680,097
Short-Term Investments	3,721,401	-	-	3,721,401
Total Investments in Securities	$112,401,498	$-	$-	$112,401,498

[1]See Schedule of Investments for sector breakouts.